Trade and Other Receivables - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Trade and other receivables [abstract]
Percentage of expected credit loss allowance for impairment of trade receivables	3.10%	3.20%
Trade receivables percentage	69.00%	68.00%
Trade and amount receivables	90 days